Lease liabilities	3 Months Ended
Mar. 31, 2021
Lease liabilities.
Lease liabilities

10.Lease liabilities

Lease obligations relate to the Company’s rent of warehouse spaces and kiosk locations to promote vehicle sales.The term of leases related to warehouse spaces expire on August 31, 2021 and August 1, 2022, respectively, with the Company holding an option to renew one of the warehouse leases for a further five years which has been included in the lease term. The Company entered into four long term lease agreements in 2020 for the lease of kiosk locations in the USA which expire between November 30, 2021 to September 30, 2023. The Company entered into a long-term lease agreement in 2021 for engineering center and head office in Canada which expires on February 28, 2026 with the Company holding an option to renew for a further five years.

The Company terminated one of its warehouse leases on January 31, 2020 without penalty for termination and derecognized the lease liability and net right-of-use asset of $33,442 and $42,765,  respectively, on the effective date of termination.

The Company incurred $162,755 of lease expenses for the three months ended March 31, 2021 (March 31, 2020  - $24,687), for short-term leases and low-value leases which are not included in the measurement of lease liabilities.

The following tables reconciles the change in the lease liabilities and discloses a maturity analysis of the lease liabilities for the three months ended March 31, 2021 and the year ended December 31, 2020:

Balance as at December 31, 2019	$1,129,249
Lease addition	465,312
Lease termination	(33,442)
Accretion of lease liability	79,205
Repayment of principal and interest	(564,551)
Balance as at December 31, 2020	$1,075,773
Lease addition	1,086,446
Accretion of lease liability	35,195
Repayment of principal and interest	(184,924)
Balance as at March 31, 2021	$2,012,490

			Present value of
	Future minimum		minimum lease
At March 31, 2021	lease payments	Interest	payments
Less than one year	$641,932	$127,223	$514,709
Between one and five years	1,041,904	320,369	721,534
More than five years	905,208	128,961	776,247
	$2,589,044	$576,553	$2,012,490
Current portion of lease liabilities			514,709
Non-current portion of lease liabilities			$1,497,781

			Present
	Future		value of
	minimum		minimum
	lease		lease
At December 31, 2020	payments	Interest	payments
Less than one year	$641,448	$65,216	$576,232
Between one and five years	458,146	84,257	373,889
More than five years	133,118	7,466	125,652
	$1,232,712	$156,939	1,075,773
Current portion of lease liabilities			576,232
Non-current portion of lease liabilities			$499,541